Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Line Items]
Debt obligations

	December 31,	December 31,
	2012	2011
	(In thousands)

OLLC Revolving Credit Facility:
OLLC $1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$371,000	$120,000
Previous Owner Credit Facilities:
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	89,300	99,900
REO $150.0 million revolving credit facility, variable-rate, terminated December 2012	--	35,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	85,750	24,450
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	29,500	14,300
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	13,882	17,351
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	25,250	37,500
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	15,500	12,500

Total long-term debt	$630,182	$361,001

Borrowing base credit facility

	OLLC Revolving Credit Facility	Previous Owner Revolving Credit Facilities	Predecessor Revolving Credit Facilities	Total
For the Year Ended December 31, 2012:
Advances on revolving credit facility	$293,000	$98,000	$--	$391,000
Payments on revolving credit facility	(42,000)	(79,819)	--	(121,819)

For the Year Ended December 31, 2011:
Advances on revolving credit facility	$130,000	$196,400	$85,918	$412,318
Payments on revolving credit facility	(10,000)	(33,053)	(201,346)	(244,399)

For the Year Ended December 31, 2010:
Advances on revolving credit facility	n/a	$93,811	$115,106	$208,917
Payments on revolving credit facility	n/a	(17,906)	(61,600)	(79,506)

Weighted-average interest rates paid on variable-rate debt obligations

	For the Year Ended December 31,
	2012	2011	2010

OLLC revolving credit facility	2.74%	2.81%	n/a
WHT revolving credit facility	2.60%	2.79%	n/a
REO revolving credit facility	3.40%	3.03%	n/a
Stanolind revolving credit facility	3.76%	3.88%	4.21%
Boaz revolving credit facility	3.12%	3.47%	n/a
Crown revolving credit facility	4.20%	5.55%	3.94%
Tanos revolving credit facility	2.31%	2.55%	2.51%
Propel Energy revolving credit facility	3.28%	3.23%	n/a
BlueStone revolving credit facility	n/a	3.17%	3.45%
Classic revolving credit facility	n/a	3.40%	3.11%

Unamortized deferred financing costs

	December 31,	December 31,
	2012	2011
	(In thousands)

OLLC revolving credit facility (1)	$3,359	$2,521
WHT revolving credit facility (2)	1,419	1,834
REO revolving credit facility (3)	--	446
Stanolind revolving credit facility (4)	580	136
Boaz revolving credit facility (4)	153	113
Crown revolving credit facility (4)	96	75
Tanos revolving credit facility (4)	416	623
Propel Energy revolving credit facility (4)	236	281

	6,259	6,029

(1)    Additional financing costs were incurred in connection with the borrowing base increases. Unamortized deferred financing costs are amortized over the remaining life of our revolving credit facility.

(2)    The unamortized deferred financing costs were written-off at the time the debt was repaid and the facility was terminated on March 28, 2013.

(3)    The unamortized deferred financing costs were written-off at the time the debt was repaid and the facility was terminated on December 12, 2012.

(4)    The unamortized deferred financing costs were written-off at the time the debt was repaid and/or the facility was terminated on October 1, 2013.

Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing base credit facility

December 31,
2012
(In thousands)
OLLC Revolving Credit Facility:
OLLC $1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$460,000
Previous Owner Credit Facilities:
WHT $400.0 million revolving credit facility, variable-rate, terminated March 2013	120,000
Stanolind $250.0 million revolving credit facility, variable-rate, due July 2017	97,000
Boaz $75.0 million revolving credit facility, variable-rate, terminated October 2013	35,000
Crown $75.0 million revolving credit facility, variable-rate, terminated October 2013	25,000
Tanos $250.0 million revolving credit facility, variable-rate, terminated April 2013	45,000
Propel Energy $200.0 million revolving credit facility, variable-rate, due June 2015	16,000

Total borrowing base	$798,000